1-11653

Certpac

NYSE Regulation

RECEIVED
MAR 27 2008
The Division of Investment Management

VIA FACSIMILE AND U.S. MAIL
March 27, 2008

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: iShares, Inc.

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on March 25, 2008) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

iShares MSCI Israel Capped Investable Market Index Fund
iShares MSCI Turkey Investable Market Index Fund
iShares MSCI Thailand Investable Market Index Fund

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the enclosed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

Enclosure

PROCESSED
MAR 31 2008
THOMSON FINANCIAL

[redacted]

08016268

NYSE Arca
100 S. WACKER DRIVE
SUITE 1500
CHICAGO, IL 60606

PLEASE DELIVER ASAP

FAX

TO: Velma Smith or Cecile Peters	FAX NUMBER: 202/777-1030
AT: (COMPANY) Branch of Filer Support II U.S. Securities and Exchange Commission	PHONE NUMBER: 202/551-5804
CC: Lynn Eslin, Div of Inv Mgmt	202/772-9292
FROM: Craig Gray	PHONE NUMBER: (312)442-7832
Lead Analyst—Listing Compliance NYSE Arca Equities, Inc.	FAX NUMBER: (312)442-7778
	FAX NUMBER:
DATE: March 27, 2008	NUMBER OF PAGES: (INCLUDING THIS ONE) 3
RE:	

NYSE Arca Certification Letter Attached

PLEASE NOTE: Listings on NYSE Arca, Inc. (formerly known as Pacific Exchange) should receive a "CERTPAC" designation in EDGAR. Please call if any questions.

END

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Fax

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Date:	March 26, 2008		
To:	Ms. Cecile Peters	**From:**	Jamie Patturelli
Firm:	Securities and Exchange Commission	**Fax:**	212.306.5325
Fax:	202.777.1030	**Phone**	212.306.2437
Phone		**Pages:**	(Including cover sheet)

END